UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00116
The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class A
| AIVSX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.56%
Management's discussion of fund performance
The fund’s Class A shares gained 24.95% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class A (with sales charge) *	17.77%	12.85%	11.16%
The Investment Company of America — Class A (without sales charge) *	24.95%	14.19%	11.82%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class C
| AICCX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year?
(based on a hypothetical $10,000
investmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 24.02% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class C (with sales charge) *	23.02%	13.34%	11.13%
The Investment Company of America — Class C (without sales charge) *	24.02%	13.34%	11.13%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class T
| TICAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class T shares gained 25.26% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class T (with sales charge) 2	22.13%	13.90%	12.84%
The Investment Company of America — Class T (without sales charge) 2	25.26%	14.47%	13.22%
S&P 500 Index 3	25.02%	14.53%	14.51%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-1
| AICFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.63%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.88% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-1 *	24.88%	14.12%	11.74%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-2
| ICAFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.19% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-2 *	25.19%	14.42%	12.04%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-3
| FFICX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.34% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class F-3 2	25.34%	14.54%	13.22%
S&P 500 Index 3	25.02%	14.53%	14.58%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-A
| CICAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.60%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.91% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-A (with sales charge) *	20.55%	13.33%	11.35%
The Investment Company of America — Class 529-A (without sales charge) *	24.91%	14.14%	11.75%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-C
| CICCX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 152	1.36%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.97% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-C (with sales charge) *	22.97%	13.29%	11.33%
The Investment Company of America — Class 529-C (without sales charge) *	23.97%	13.29%	11.33%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-E
| CICEX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.60% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-E *	24.60%	13.87%	11.49%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-T
| TIACX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 25.19% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-T (with sales charge) 2	22.07%	13.83%	12.78%
The Investment Company of America — Class 529-T (without sales charge) 2	25.19%	14.41%	13.15%
S&P 500 Index 3	25.02%	14.53%	14.51%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-1
| CICFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 25.11% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-F-1 *	25.11%	14.34%	11.97%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-2
| FCIAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.22% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Investment Company of America — Class 529-F-2 2	25.22%	17.50%
S&P 500 Index 3	25.02%	16.89%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
T
he Investment Company of America
®
Class 529-F-3
| FAOOX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.26% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s po
siti
ve returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in ma
teri
als and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ota
l returns
	1 year	Since inception 1
The Investment Company of America — Class 529-F-3 2	25.26%	17.55%
S&P 500 Index 3	25.02%	16.89%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by se
cto
r
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-1
| RICAX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 149	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.98% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-1 *	23.98%	13.32%	10.94%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2
| RICBX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.99% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2 *	23.99%	13.30%	10.94%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2E
| RIBEX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 119	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 24.33% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2E *	24.33%	13.63%	11.28%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-3
| RICCX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 102	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.54% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-3 *	24.54%	13.81%	11.43%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-4
| RICEX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.89% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-4 *	24.89%	14.14%	11.77%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5E
| RICHX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.16% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class R-5E 2	25.16%	14.37%	13.06%
S&P 500 Index 3	25.02%	14.53%	14.05%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5
| RICFX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.29% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5 *	25.29%	14.49%	12.10%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-004-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-6
| RICGX
for the year ended December 31, 2024
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.33% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties of the presidential election, rising interest rates and a slowing labor market. Inflation declined but stayed above the Federal Reserve’s target. Government spending grew rapidly partly due to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with communication services, information technology and consumer discretionary, particularly additive. Likewise, financials and industrials holdings also saw returns surpassing those of the overall portfolio.
On the contrary, holdings in materials and real estate sectors saw negative results during the period. Utilities, consumer staples and energy shares were positive, though below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
The Investment Company of America — Class R-6 *	25.33%	14.54%	12.16%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 153,461
Total number of portfolio holdings	209
Total advisory fees paid (in millions)	$ 327
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-004-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	227,000	27,000	9,000	None
December 31, 2023	2,000	17,000	9,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,198,000
December 31, 2023	2,005,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Investment Company of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-004-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Common stocks 96.32%		Shares	Value (000)
Energy 1.87%
	Baker Hughes Co., Class A	11,712,427	$480,444
	Canadian Natural Resources, Ltd. (CAD denominated)	10,434,080	322,143
	ConocoPhillips	1,335,251	132,417
	EOG Resources, Inc.	3,363,265	412,269
	Expand Energy Corp.	5,229,785	520,625
	Exxon Mobil Corp.	6,093,723	655,502
	TC Energy Corp. (CAD denominated)[1]	7,431,099	346,314
			2,869,714

Materials 2.67%
	Air Products and Chemicals, Inc.	3,442,053	998,333
	Albemarle Corp.[1]	3,500,000	301,280
	ATI, Inc.[2]	1,564,396	86,104
	Celanese Corp.	2,937,622	203,313
	Corteva, Inc.	2,138,585	121,814
	Dow, Inc.	4,000,000	160,520
	Freeport-McMoRan, Inc.	9,905,059	377,185
	Linde PLC	4,232,859	1,772,171
	Sherwin-Williams Co.	217,328	73,876
			4,094,596

Industrials 13.40%
	Airbus SE, non-registered shares[1]	1,702,443	271,338
	AMETEK, Inc.	257,153	46,354
	BAE Systems PLC	11,958,664	171,559
	Boeing Co. (The)[2]	10,947,310	1,937,674
	Carrier Global Corp.	32,529,920	2,220,492
	CSX Corp.	3,050,021	98,424
	Dayforce, Inc.[1,2]	1,251,781	90,929
	Delta Air Lines, Inc.	3,300,198	199,662
	Deutsche Post AG	2,281,886	80,329
	Eaton Corp. PLC	237,199	78,719
	Equifax, Inc.	1,236,452	315,110
	FedEx Corp.	1,501,837	422,512
	FTAI Aviation, Ltd.	2,094,856	301,743
	GE Vernova, Inc.	986,444	324,471
	General Dynamics Corp.	2,260,809	595,701
	General Electric Co.	18,726,860	3,123,453
	Honeywell International, Inc.	886,145	200,171
	Illinois Tool Works, Inc.	2,462,727	624,449
	Ingersoll-Rand, Inc.	5,999,464	542,712
	Lennox International, Inc.	194,322	118,400
	Lincoln Electric Holdings, Inc.	248,125	46,516
	Northrop Grumman Corp.	1,181,626	554,525
	Otis Worldwide Corp.	1,215,261	112,545
	Paychex, Inc.	2,720,095	381,412
	Recruit Holdings Co., Ltd.	5,288,200	367,936
	Rolls-Royce Holdings PLC[2]	88,721,261	631,246
	RTX Corp.	19,828,390	2,294,541
	TFI International, Inc.	4,122,311	556,883
	TransDigm Group, Inc.	140,816	178,453
	Uber Technologies, Inc.[2]	36,760,822	2,217,413
	UL Solutions, Inc., Class A	580,815	28,971
	Union Pacific Corp.	1,604,410	365,870
	United Airlines Holdings, Inc.[2]	1,562,842	151,752
	United Rentals, Inc.	1,093,822	770,532
	Waste Connections, Inc.	248,336	42,610
	Waste Management, Inc.	243,704	49,177
	XPO, Inc.[2]	343,750	45,083
			20,559,667

1	The Investment Company of America

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 11.56%
	adidas AG	722,172	$177,343
	Amazon.com, Inc.[2]	27,977,585	6,138,002
	Booking Holdings, Inc.	35,662	177,184
	Chipotle Mexican Grill, Inc.[2]	4,936,102	297,647
	D.R. Horton, Inc.	1,348,842	188,595
	DoorDash, Inc., Class A2	2,955,212	495,737
	Evolution AB	297,840	22,861
	General Motors Co.	6,309,125	336,087
	Hilton Worldwide Holdings, Inc.	839,018	207,372
	Home Depot, Inc.	4,451,832	1,731,718
	Las Vegas Sands Corp.	17,654,661	906,744
	Marriott International, Inc., Class A	1,281,352	357,420
	McDonald’s Corp.	1,869,779	542,030
	MercadoLibre, Inc.[2]	81,306	138,256
	Restaurant Brands International, Inc.	2,584,826	168,479
	Royal Caribbean Cruises, Ltd.[3]	16,850,536	3,887,250
	Starbucks Corp.	3,061,972	279,405
	Tapestry, Inc.	1,196,725	78,182
	Tesla, Inc.[2]	1,456,283	588,105
	TJX Companies, Inc. (The)	3,413,847	412,427
	Tractor Supply Co.	6,387,005	338,895
	YUM! Brands, Inc.	1,983,586	266,118
			17,735,857

Consumer staples 5.45%
	Altria Group, Inc.	7,392,276	386,542
	British American Tobacco PLC	96,908,869	3,514,095
	British American Tobacco PLC (ADR)	1,453,567	52,794
	Church & Dwight Co., Inc.	764,911	80,094
	Coca-Cola Co.	1,571,109	97,817
	Constellation Brands, Inc., Class A	688,702	152,203
	Imperial Brands PLC	12,777,471	408,312
	Lamb Weston Holdings, Inc.	1,815,330	121,318
	Mondelez International, Inc., Class A	4,150,391	247,903
	Monster Beverage Corp.[2]	2,701,947	142,014
	PepsiCo, Inc.	3,569,710	542,810
	Philip Morris International, Inc.	20,856,420	2,510,070
	Procter & Gamble Co.	634,599	106,391
			8,362,363

Health care 11.57%
	Abbott Laboratories	17,510,998	1,980,669
	AbbVie, Inc.	7,909,048	1,405,438
	Amgen, Inc.	899,300	234,394
	AstraZeneca PLC	2,066,978	269,068
	AstraZeneca PLC (ADR)	775,057	50,782
	Cencora, Inc.	1,516,931	340,824
	Daiichi Sankyo Co., Ltd.	6,000,000	164,924
	Danaher Corp.	3,150,059	723,096
	DexCom, Inc.[2]	2,041,365	158,757
	Elevance Health, Inc.	496,181	183,041
	Eli Lilly and Co.	2,993,829	2,311,236
	GE HealthCare Technologies, Inc.[3]	24,167,048	1,889,380
	Gilead Sciences, Inc.	10,909,140	1,007,677
	Insulet Corp.[2]	376,511	98,296
	Intuitive Surgical, Inc.[2]	240,336	125,446
	Medtronic PLC	7,023,466	561,034
	Novo Nordisk AS, Class B	3,786,111	325,860
	Regeneron Pharmaceuticals, Inc.[2]	453,706	323,188
	Sanofi	1,177,032	113,823
	Stryker Corp.	615,935	221,767
	Takeda Pharmaceutical Co., Ltd.	5,223,912	138,492
	Thermo Fisher Scientific, Inc.	1,477,461	768,619
	UnitedHealth Group, Inc.	6,640,127	3,358,975
	Vertex Pharmaceuticals, Inc.[2]	2,481,117	999,146
			17,753,932

The Investment Company of America	2

Common stocks (continued)		Shares	Value (000)

Financials 10.66%
	American Express Co.	1,798,667	$533,826
	American International Group, Inc.	13,989,934	1,018,467
	Apollo Asset Management, Inc.	826,549	136,513
	Arthur J. Gallagher & Co.	2,016,507	572,386
	BlackRock, Inc.	585,654	600,360
	Blue Owl Capital, Inc., Class A	9,884,722	229,919
	Capital One Financial Corp.	3,958,976	705,965
	Chubb, Ltd.	3,576,224	988,111
	CME Group, Inc., Class A	504,476	117,154
	Equitable Holdings, Inc.	822,945	38,818
	Fidelity National Information Services, Inc.	4,893,938	395,283
	First Citizens BancShares, Inc., Class A	410,819	868,069
	Great-West Lifeco, Inc.	4,500,000	149,233
	ING Groep NV	19,426,501	303,767
	JPMorgan Chase & Co.	6,526,677	1,564,510
	KKR & Co., Inc.	5,307,094	784,972
	Marsh & McLennan Companies, Inc.	1,640,226	348,400
	Mastercard, Inc., Class A	3,565,807	1,877,647
	Morgan Stanley	11,392,410	1,432,254
	PayPal Holdings, Inc.[2]	7,114,789	607,247
	PNC Financial Services Group, Inc.	4,640,883	894,994
	Progressive Corp.	190,664	45,685
	S&P Global, Inc.	1,284,930	639,934
	Toast, Inc., Class A2	3,851,281	140,379
	Truist Financial Corp.	11,519,910	499,734
	Visa, Inc., Class A	386,569	122,171
	Wells Fargo & Co.	10,655,353	748,432
			16,364,230

Information technology 24.46%
	Accenture PLC, Class A	3,678,603	1,294,096
	Adobe, Inc.[2]	970,349	431,495
	Amphenol Corp., Class A	3,198,736	222,152
	Apple, Inc.	19,338,342	4,842,708
	Applied Materials, Inc.	2,021,060	328,685
	Arista Networks, Inc.[2]	1,663,576	183,875
	ASML Holding NV	251,457	176,845
	ASML Holding NV (ADR)	144,526	100,168
	Broadcom, Inc.	41,498,323	9,620,971
	Micron Technology, Inc.	5,105,942	429,716
	Microsoft Corp.	25,114,871	10,585,918
	MicroStrategy, Inc., Class A1,2	256,059	74,160
	NVIDIA Corp.	18,330,445	2,461,595
	Oracle Corp.	2,316,889	386,086
	Palo Alto Networks, Inc.[2]	1,155,356	210,229
	Salesforce, Inc.	7,949,023	2,657,597
	SAP SE	1,213,673	297,026
	ServiceNow, Inc.[2]	800,260	848,372
	Shopify, Inc., Class A, subordinate voting shares[2]	3,804,834	404,568
	Taiwan Semiconductor Manufacturing Co., Ltd.	28,005,767	914,487
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,859,726	367,277
	Texas Instruments, Inc.	3,714,712	696,546
			37,534,572

Communication services 11.57%
	Alphabet, Inc., Class A	23,536,360	4,455,433
	Alphabet, Inc., Class C	19,693,709	3,750,470
	Charter Communications, Inc., Class A2	286,961	98,362
	Comcast Corp., Class A	8,923,823	334,911
	Electronic Arts, Inc.	642,736	94,032
	Meta Platforms, Inc., Class A	12,189,175	7,136,884
	Netflix, Inc.[2]	1,706,378	1,520,929
	Take-Two Interactive Software, Inc.[2]	796,895	146,692
	T-Mobile US, Inc.	1,011,526	223,274
			17,760,987

3	The Investment Company of America

Common stocks (continued)		Shares	Value (000)

Utilities 1.92%
	Atmos Energy Corp.	939,013	$130,776
	CenterPoint Energy, Inc.	12,969,078	411,509
	Constellation Energy Corp.	1,261,862	282,291
	Edison International	2,969,653	237,097
	Entergy Corp.	4,932,716	373,999
	NextEra Energy, Inc.	6,849,133	491,015
	NiSource Inc.	2,675,000	98,333
	PG&E Corp.	19,519,529	393,904
	Pinnacle West Capital Corp.	1,517,432	128,633
	Public Service Enterprise Group, Inc.	669,621	56,576
	Sempra	1,155,054	101,321
	Southern Co. (The)	1,090,742	89,790
	Vistra Corp.	1,048,242	144,521
			2,939,765

Real estate 1.19%
	American Tower Corp. REIT	1,875,028	343,899
	CoStar Group, Inc.[2]	3,903,861	279,477
	Equinix, Inc. REIT	148,362	139,889
	Prologis, Inc. REIT	2,668,667	282,078
	VICI Properties, Inc. REIT	14,905,202	435,381
	Welltower, Inc. REIT	2,807,891	353,879
			1,834,603
	Total common stocks (cost: $74,973,252,000)		147,810,286
Preferred securities 0.33%
Financials 0.33%
	Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	93,898
	Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares[2,4,5]	565,000	5,424
	Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	3,029,765	29,692
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,2]	7,697,208	91,828
	Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	11,346,757	123,861
	Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[2]	1,818,512	17,803
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	12,155,694	144,531
	Total preferred securities (cost: $263,215,000)		507,037
Convertible stocks 0.17%
Industrials 0.11%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,730,398	166,254

Utilities 0.06%
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	2,076,100	103,369
	Total convertible stocks (cost: $244,833,000)		269,623
Bonds, notes & other debt instruments 0.03%		Principal amount (000)
Corporate bonds, notes & loans 0.03%
Industrials 0.03%
	TransDigm, Inc. 4.875% 5/1/2029	USD43,200	40,830
	Total bonds, notes & other debt instruments (cost: $39,289,000)		40,830
Short-term securities 3.19%		Shares
Money market investments 3.09%
	Capital Group Central Cash Fund 4.50%[3,6]	47,408,153	4,741,763

The Investment Company of America	4

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.10%
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[6,7]	29,800,000	$29,800
Capital Group Central Cash Fund 4.50%[3,6,7]	245,519	24,557
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[6,7]	22,832,213	22,832
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[6,7]	18,800,000	18,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[6,7]	15,700,000	15,700
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[6,7]	14,100,000	14,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[6,7]	14,100,000	14,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[6,7]	12,500,000	12,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[6,7]	4,700,000	4,700
		157,089
Total short-term securities (cost: $4,897,951,000)		4,898,852
Total investment securities 100.04% (cost: $80,418,540,000)		153,526,628
Other assets less liabilities (0.04)%		(65,134)
Net assets 100.00%		$153,461,494
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 3.76%
Materials 0.00%
Celanese Corp. [8]	$1,180,134	$—	$376,865	$(155,080)	$(444,876)	$—	$21,250
Consumer discretionary 2.53%
Royal Caribbean Cruises, Ltd.	2,299,588	19,506	258,073	148,703	1,677,526	3,887,250	16,426
Norwegian Cruise Line Holdings, Ltd.[2,9]	554,131	—	474,471	23,354	(103,014)	—	—
						3,887,250
Health care 1.23%
GE HealthCare Technologies, Inc.	1,543,402	371,832	1,814	1,070	(25,110)	1,889,380	2,524
Total common stocks						5,776,630
Bonds, notes & other debt instruments 0.00%
Consumer discretionary 0.00%
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029 [9]	22,281	—	22,196	1,242	(1,327)	—	1,065
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[9]	18,743	—	18,639	1,224	(1,328)	—	992
						—
Short-term securities 3.11%
Money market investments 3.09%
Capital Group Central Cash Fund 4.50% [6]	3,946,495	18,140,804	17,347,011	659	816	4,741,763	279,076
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50% [6,7]	12,942	11,615 [10]				24,557	— [11]
Total short-term securities						4,766,320
Total 6.87%				$21,172	$1,102,687	$10,542,950	$321,333

5	The Investment Company of America

[1]
All or a portion of this security was on loan. The total value of all such securities was $218,593,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2024. Refer to the investment portfolio for the security value at 12/31/2024.
[9]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

The Investment Company of America	6

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $218,593 of investment securities on loan):
Unaffiliated issuers (cost: $73,267,312)	$142,983,678
Affiliated issuers (cost: $7,151,228)	10,542,950	$153,526,628
Cash		1,719
Cash denominated in currencies other than U.S. dollars (cost: $11,778)		11,778
Receivables for:
Sales of investments	38
Sales of fund’s shares	91,435
Dividends and interest	218,480
Securities lending income	246
Other	5	310,204
		153,850,329
Liabilities:
Collateral for securities on loan		157,089
Payables for:
Purchases of investments	62,976
Repurchases of fund’s shares	98,140
Investment advisory services	30,236
Services provided by related parties	31,357
Trustees’ deferred compensation	4,971
Other	4,066	231,746
Net assets at December 31, 2024		$153,461,494
Net assets consist of:
Capital paid in on shares of beneficial interest		$78,668,141
Total distributable earnings (accumulated loss)		74,793,353
Net assets at December 31, 2024		$153,461,494
Refer to the notes to financial statements.

7	The Investment Company of America

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,662,144 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$93,117,985	1,614,287	$57.68
Class C	1,336,621	23,532	56.80
Class T	15	— *	57.65
Class F-1	1,658,754	28,863	57.47
Class F-2	17,499,957	303,653	57.63
Class F-3	6,946,089	120,501	57.64
Class 529-A	4,042,272	70,347	57.46
Class 529-C	72,461	1,263	57.40
Class 529-E	92,197	1,612	57.19
Class 529-T	26	— *	57.66
Class 529-F-1	18	— *	57.32
Class 529-F-2	320,362	5,555	57.67
Class 529-F-3	20	— *	57.65
Class R-1	81,576	1,431	56.99
Class R-2	793,466	13,899	57.09
Class R-2E	117,479	2,046	57.41
Class R-3	1,160,880	20,239	57.36
Class R-4	1,404,440	24,450	57.44
Class R-5E	350,048	6,077	57.60
Class R-5	233,686	4,053	57.67
Class R-6	24,233,142	420,336	57.65
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Investment Company of America	8

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,152; also includes $319,276 from affiliates)	$2,377,770
Interest (includes $2,057 from affiliates)	12,079
Securities lending income (net of fees)	1,094	$2,390,943
Fees and expenses*:
Investment advisory services	326,997
Distribution services	254,606
Transfer agent services	77,377
Administrative services	42,900
529 plan services	2,372
Reports to shareholders	2,053
Registration statement and prospectus	2,001
Trustees’ compensation	1,589
Auditing and legal	330
Custodian	1,154
Other	210
Total fees and expenses before waiver	711,589
Less waiver of fees and expenses:
Investment advisory services waiver	73
Total fees and expenses after waiver		711,516
Net investment income		1,679,427
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,086,508
Affiliated issuers	21,172
In-kind redemptions	101,062
Currency transactions	(6,545)	13,202,197
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	15,422,231
Affiliated issuers	1,102,687
Currency translations	(2,113)	16,522,805
Net realized gain (loss) and unrealized appreciation (depreciation)		29,725,002
Net increase (decrease) in net assets resulting from operations		$31,404,429
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	The Investment Company of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$1,679,427	$1,653,624
Net realized gain (loss)	13,202,197	5,350,634
Net unrealized appreciation (depreciation)	16,522,805	21,680,575
Net increase (decrease) in net assets resulting from operations	31,404,429	28,684,833
Distributions paid to shareholders	(13,441,604)	(6,145,107)
Net capital share transactions	9,096,829	827,848
Total increase (decrease) in net assets	27,059,654	23,367,574
Net assets:
Beginning of year	126,401,840	103,034,266
End of year	$153,461,494	$126,401,840
Refer to the notes to financial statements.

The Investment Company of America	10

Notes to financial statements
1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	The Investment Company of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Investment Company of America	12

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,869,714	$—	$—	$2,869,714
Materials	4,094,596	—	—	4,094,596
Industrials	19,037,259	1,522,408	—	20,559,667
Consumer discretionary	17,535,653	200,204	—	17,735,857
Consumer staples	4,439,956	3,922,407	—	8,362,363
Health care	16,741,765	1,012,167	—	17,753,932
Financials	16,060,463	303,767	—	16,364,230
Information technology	36,146,214	1,388,358	—	37,534,572
Communication services	17,760,987	—	—	17,760,987
Utilities	2,939,765	—	—	2,939,765
Real estate	1,834,603	—	—	1,834,603
Preferred securities	507,037	—	—	507,037
Convertible stocks	269,623	—	—	269,623
Bonds, notes & other debt instruments	—	40,830	—	40,830
Short-term securities	4,898,852	—	—	4,898,852
Total	$145,136,487	$8,390,141	$—	$153,526,628

13	The Investment Company of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Investment Company of America	14

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $218,593,000, and the total value of collateral received was $226,952,000. Collateral received includes cash of $157,089,000 and U.S. government securities of $69,863,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, the fund recognized $8,295,000 in EU reclaims (net of $592,000 in fees and the effect of realized gain or loss from currency translations) and $4,314,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

15	The Investment Company of America

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2024, the fund reclassified $641,636,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$491,129
Undistributed long-term capital gains	1,506,057
Post-October capital loss deferral*	(147,522)
Gross unrealized appreciation on investments	73,730,339
Gross unrealized depreciation on investments	(781,153)
Net unrealized appreciation (depreciation) on investments	72,949,186
Cost of investments	80,577,442
*
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$950,891	$7,170,699	$8,121,590	$1,111,954	$2,691,996	$3,803,950
Class C	4,325	103,637	107,962	9,280	42,074	51,354
Class T	— †	1	1	— †	— †	— †
Class F-1	15,998	128,051	144,049	19,637	49,117	68,754
Class F-2	201,200	1,342,370	1,543,570	199,938	440,316	640,254
Class F-3	86,321	534,961	621,282	86,510	176,468	262,978
Class 529-A	39,970	310,984	350,954	48,222	118,841	167,063
Class 529-C	194	5,561	5,755	501	2,468	2,969
Class 529-E	733	7,172	7,905	1,004	2,942	3,946
Class 529-T	— †	2	2	— †	1	1
Class 529-F-1	— †	1	1	— †	— †	— †
Class 529-F-2	3,633	24,299	27,932	3,586	7,805	11,391
Class 529-F-3	— †	2	2	— †	1	1
Class R-1	252	6,304	6,556	534	2,430	2,964
Class R-2	2,307	61,328	63,635	4,991	23,602	28,593
Class R-2E	643	9,000	9,643	882	3,186	4,068
Class R-3	8,098	89,062	97,160	11,052	33,872	44,924
Class R-4	13,817	108,039	121,856	16,856	41,467	58,323
Class R-5E	3,887	26,678	30,565	3,882	8,970	12,852
Class R-5	2,958	17,910	20,868	3,273	6,778	10,051
Class R-6	307,420	1,852,896	2,160,316	320,782	649,889	970,671
Total	$1,642,647	$11,798,957	$13,441,604	$1,842,884	$4,302,223	$6,145,107
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

The Investment Company of America	16

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.216% on such assets in excess of $115 billion. On December 11, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2025, decreasing the annual rate to 0.214% on daily net assets in excess of $144 billion. CRMC waived investment advisory services fees of $73,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $326,997,000 were reduced to $326,924,000, both of which were equivalent to an annualized rate of 0.229% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

17	The Investment Company of America

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $2,372,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$211,957	$49,710	$26,414	Not applicable
Class C	12,953	735	391	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	3,852	1,927	474	Not applicable
Class F-2	Not applicable	16,273	4,663	Not applicable
Class F-3	Not applicable	50	1,861	Not applicable
Class 529-A	8,749	2,031	1,149	$2,125
Class 529-C	730	40	22	41
Class 529-E	456	28	28	51
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	116	84	155
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	771	68	24	Not applicable
Class R-2	5,675	2,555	227	Not applicable
Class R-2E	653	214	33	Not applicable
Class R-3	5,471	1,575	328	Not applicable
Class R-4	3,339	1,307	401	Not applicable
Class R-5E	Not applicable	463	94	Not applicable
Class R-5	Not applicable	106	67	Not applicable
Class R-6	Not applicable	179	6,640	Not applicable

Total class-specific expenses	$254,606	$77,377	$42,900	$2,372
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,589,000 in the fund’s statement of operations reflects $559,000 in current fees (either paid in cash or deferred) and a net increase of $1,030,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,100,334,000 and $1,835,405,000, respectively, which generated $383,790,000 of net realized gains from such sales.

The Investment Company of America	18

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,073,426	71,606	$7,938,192	134,554	$(9,134,035)	(159,629)	$2,877,583	46,531
Class C	198,355	3,557	107,613	1,848	(362,452)	(6,483)	(56,484)	(1,078)
Class T	—	—	—	—	—	—	—	—
Class F-1	108,613	1,922	142,555	2,425	(230,280)	(4,059)	20,888	288
Class F-2	4,435,514	77,984	1,505,388	25,545	(3,256,680)	(57,057)	2,684,222	46,472
Class F-3	1,604,445	28,093	594,974	10,097	(1,183,867)	(20,699)	1,015,552	17,491
Class 529-A	334,294	5,898	350,804	5,969	(607,996)	(10,751)	77,102	1,116
Class 529-C	18,319	324	5,754	98	(34,486)	(609)	(10,413)	(187)
Class 529-E	6,721	119	7,904	135	(19,771)	(344)	(5,146)	(90)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	74,870	1,312	27,847	472	(46,901)	(819)	55,816	965
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	11,065	200	6,554	112	(17,112)	(303)	507	9
Class R-2	119,654	2,133	63,599	1,086	(176,803)	(3,142)	6,450	77
Class R-2E	19,171	342	9,643	164	(18,458)	(323)	10,356	183
Class R-3	183,370	3,244	96,943	1,651	(249,881)	(4,420)	30,432	475
Class R-4	153,321	2,706	121,811	2,073	(260,017)	(4,597)	15,115	182
Class R-5E	79,745	1,415	30,560	518	(63,895)	(1,124)	46,410	809
Class R-5	28,684	507	20,855	354	(44,231)	(771)	5,308	90
Class R-6	3,122,126	55,252	2,151,854	36,521	(2,950,855)	(52,528)	2,323,125	39,245
Total net increase (decrease)	$14,571,693	256,614	$13,182,856	223,622	$(18,657,720)	(327,658)	$9,096,829	152,578
Refer to the end of the table for footnotes.

19	The Investment Company of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$2,839,973	61,444	$3,715,507	76,563	$(6,749,171)	(146,691)	$(193,691)	(8,684)
Class C	142,029	3,112	51,172	1,061	(317,099)	(7,034)	(123,898)	(2,861)
Class T	—	—	—	—	—	—	—	—
Class F-1	76,004	1,646	67,818	1,402	(183,741)	(4,003)	(39,919)	(955)
Class F-2	2,378,961	51,540	623,343	12,870	(2,139,362)	(46,514)	862,942	17,896
Class F-3	849,431	18,423	251,615	5,201	(937,748)	(20,332)	163,298	3,292
Class 529-A	239,194	5,195	166,992	3,453	(506,762)	(10,975)	(100,576)	(2,327)
Class 529-C	13,361	291	2,968	61	(30,054)	(656)	(13,725)	(304)
Class 529-E	6,512	141	3,945	81	(14,488)	(314)	(4,031)	(92)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	39,844	864	11,386	235	(35,090)	(755)	16,140	344
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	8,695	189	2,935	61	(15,411)	(336)	(3,781)	(86)
Class R-2	105,257	2,309	28,575	590	(139,508)	(3,083)	(5,676)	(184)
Class R-2E	15,772	343	4,069	84	(13,745)	(302)	6,096	125
Class R-3	138,324	3,024	44,842	926	(198,716)	(4,376)	(15,550)	(426)
Class R-4	108,743	2,356	58,268	1,205	(208,993)	(4,595)	(41,982)	(1,034)
Class R-5E	58,003	1,256	12,852	265	(38,195)	(829)	32,660	692
Class R-5	21,821	476	10,010	207	(38,303)	(846)	(6,472)	(163)
Class R-6	1,059,786	23,482	970,660	20,068	(1,734,436)	(37,846)	296,010	5,704
Total net increase (decrease)	$8,101,710	176,091	$6,026,960	124,333	$(13,300,822)	(289,487)	$827,848	10,937
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,423,854,000 and $46,825,623,000, respectively, during the year ended December 31, 2024.

The Investment Company of America	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$50.40	$.63	$12.01	$12.64	$(.62 )	$(4.74)	$(5.36)	$57.68	24.95%	$93,118	.56%	.56%	1.11%
12/31/2023	41.26	.64	11.01	11.65	(.73 )	(1.78)	(2.51)	50.40	28.50	79,014.58		.58	1.40
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62 )	(1.90)	(2.52)	41.26	(15.52)	65,046.57		.57	1.51
12/31/2021	44.42	.64	10.34	10.98	(.62 )	(2.98)	(3.60)	51.80	25.01	81,274.57		.57	1.29
12/31/2020	39.57	.60	4.98	5.58	(.62 )	(.11 )	(.73 )	44.42	14.50	68,122.59		.59	1.54
Class C:
12/31/2024	49.70	.20	11.83	12.03	(.19 )	(4.74)	(4.93)	56.80	24.02	1,337	1.31	1.31	.35
12/31/2023	40.72	.29	10.85	11.14	(.38 )	(1.78)	(2.16)	49.70	27.53	1,223	1.33	1.33	.64
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28 )	(1.90)	(2.18)	40.72	(16.14)	1,119	1.33	1.33	.74
12/31/2021	43.90	.26	10.21	10.47	(.25 )	(2.98)	(3.23)	51.14	24.08	1,544	1.32	1.32	.54
12/31/2020	39.10	.30	4.94	5.24	(.33 )	(.11 )	(.44 )	43.90	13.64	1,380	1.33	1.33	.79
Class T:
12/31/2024	50.37	.77	12.01	12.78	(.76 )	(4.74)	(5.50)	57.65	25.26 [5]	— [6]	.32 [5]	.32 [5]	1.35 [5]
12/31/2023	41.24	.76	11.00	11.76	(.85 )	(1.78)	(2.63)	50.37	28.83 [5]	— [6]	.31 [5]	.31 [5]	1.66 [5]
12/31/2022	51.78	.77	(8.68)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)[5]	— [6]	.33 [5]	.33 [5]	1.74 [5]
12/31/2021	44.41	.75	10.34	11.09	(.74 )	(2.98)	(3.72)	51.78	25.29 [5]	— [6]	.34 [5]	.34 [5]	1.52 [5]
12/31/2020	39.56	.69	4.99	5.68	(.72 )	(.11 )	(.83 )	44.41	14.79 [5]	— [6]	.35 [5]	.35 [5]	1.77 [5]
Class F-1:
12/31/2024	50.23	.59	11.97	12.56	(.58 )	(4.74)	(5.32)	57.47	24.88	1,659.63		.63	1.04
12/31/2023	41.13	.61	10.96	11.57	(.69 )	(1.78)	(2.47)	50.23	28.41	1,435.64		.64	1.34
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59 )	(1.90)	(2.49)	41.13	(15.56)	1,215.64		.64	1.43
12/31/2021	44.29	.60	10.31	10.91	(.58 )	(2.98)	(3.56)	51.64	24.92	1,595.64		.64	1.22
12/31/2020	39.45	.57	4.98	5.55	(.60 )	(.11 )	(.71 )	44.29	14.44	1,788.65		.65	1.48
Class F-2:
12/31/2024	50.36	.75	11.99	12.74	(.73 )	(4.74)	(5.47)	57.63	25.19	17,500.37		.37	1.31
12/31/2023	41.23	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.36	28.76	12,951.37		.37	1.61
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71 )	(1.90)	(2.61)	41.23	(15.34)	9,865.38		.38	1.71
12/31/2021	44.39	.74	10.33	11.07	(.72 )	(2.98)	(3.70)	51.76	25.27	11,435.37		.37	1.49
12/31/2020	39.55	.67	4.98	5.65	(.70 )	(.11 )	(.81 )	44.39	14.73	8,602.38		.38	1.74
Class F-3:
12/31/2024	50.36	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.64	25.34	6,946.26		.26	1.41
12/31/2023	41.23	.79	10.99	11.78	(.87 )	(1.78)	(2.65)	50.36	28.88	5,188.27		.27	1.71
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.23	(15.26)	4,112.27		.27	1.82
12/31/2021	44.40	.79	10.33	11.12	(.77 )	(2.98)	(3.75)	51.77	25.39	4,864.27		.27	1.60
12/31/2020	39.55	.72	4.98	5.70	(.74 )	(.11 )	(.85 )	44.40	14.88	3,916.28		.28	1.85
Class 529-A:
12/31/2024	50.22	.61	11.97	12.58	(.60 )	(4.74)	(5.34)	57.46	24.91	4,042.60		.60	1.07
12/31/2023	41.12	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.22	28.45	3,477.62		.62	1.36
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60 )	(1.90)	(2.50)	41.12	(15.56)	2,943.61		.61	1.47
12/31/2021	44.29	.62	10.31	10.93	(.60 )	(2.98)	(3.58)	51.64	24.97	3,716.61		.61	1.25
12/31/2020	39.46	.57	4.97	5.54	(.60 )	(.11 )	(.71 )	44.29	14.43	3,169.64		.64	1.49
Refer to the end of the table for footnotes.

21	The Investment Company of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$50.17	$.17	$11.95	$12.12	$(.15 )	$(4.74)	$(4.89)	$57.40	23.97%	$72	1.36%	1.36%	.31%
12/31/2023	41.07	.27	10.95	11.22	(.34 )	(1.78)	(2.12)	50.17	27.48	73	1.39	1.39	.58
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25 )	(1.90)	(2.15)	41.07	(16.19)	72	1.38	1.38	.67
12/31/2021	44.22	.24	10.29	10.53	(.22 )	(2.98)	(3.20)	51.55	24.02	110	1.37	1.37	.49
12/31/2020	39.36	.29	4.97	5.26	(.29 )	(.11 )	(.40 )	44.22	13.60	117	1.37	1.37	.77
Class 529-E:
12/31/2024	50.01	.46	11.92	12.38	(.46 )	(4.74)	(5.20)	57.19	24.60	92.85		.85	.82
12/31/2023	40.96	.51	10.91	11.42	(.59 )	(1.78)	(2.37)	50.01	28.13	85.86		.86	1.12
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49 )	(1.90)	(2.39)	40.96	(15.75)	73.86		.86	1.22
12/31/2021	44.14	.50	10.26	10.76	(.48 )	(2.98)	(3.46)	51.44	24.65	95.85		.85	1.01
12/31/2020	39.31	.48	4.97	5.45	(.51 )	(.11 )	(.62 )	44.14	14.20	84.86		.86	1.26
Class 529-T:
12/31/2024	50.38	.74	12.01	12.75	(.73 )	(4.74)	(5.47)	57.66	25.19 [5]	— [6]	.37 [5]	.37 [5]	1.30 [5]
12/31/2023	41.24	.73	11.01	11.74	(.82 )	(1.78)	(2.60)	50.38	28.77 [5]	— [6]	.38 [5]	.38 [5]	1.60 [5]
12/31/2022	51.78	.75	(8.69)	(7.94)	(.70 )	(1.90)	(2.60)	41.24	(15.36)[5]	— [6]	.39 [5]	.39 [5]	1.70 [5]
12/31/2021	44.41	.73	10.33	11.06	(.71 )	(2.98)	(3.69)	51.78	25.23 [5]	— [6]	.39 [5]	.39 [5]	1.47 [5]
12/31/2020	39.56	.67	4.99	5.66	(.70 )	(.11 )	(.81 )	44.41	14.72 [5]	— [6]	.40 [5]	.40 [5]	1.72 [5]
Class 529-F-1:
12/31/2024	50.11	.70	11.94	12.64	(.69 )	(4.74)	(5.43)	57.32	25.11 [5]	— [6]	.44 [5]	.44 [5]	1.23 [5]
12/31/2023	41.04	.69	10.94	11.63	(.78 )	(1.78)	(2.56)	50.11	28.64 [5]	— [6]	.46 [5]	.46 [5]	1.52 [5]
12/31/2022	51.54	.72	(8.65)	(7.93)	(.67 )	(1.90)	(2.57)	41.04	(15.41)[5]	— [6]	.45 [5]	.45 [5]	1.63 [5]
12/31/2021	44.21	.70	10.29	10.99	(.68 )	(2.98)	(3.66)	51.54	25.19 [5]	— [6]	.44 [5]	.44 [5]	1.42 [5]
12/31/2020	39.40	.65	4.97	5.62	(.70 )	(.11 )	(.81 )	44.21	14.69 [5]	— [6]	.40 [5]	.40 [5]	1.72 [5]
Class 529-F-2:
12/31/2024	50.38	.75	12.02	12.77	(.74 )	(4.74)	(5.48)	57.67	25.22	320.36		.36	1.32
12/31/2023	41.25	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.38	28.76	231.36		.36	1.62
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71 )	(1.90)	(2.61)	41.25	(15.34)	175.37		.37	1.72
12/31/2021	44.41	.74	10.33	11.07	(.71 )	(2.98)	(3.69)	51.79	25.25	192.38		.38	1.48
12/31/2020[7,8]	38.92	.12	5.55	5.67	(.18 )	—	(.18 )	44.41	14.56 [9]	136	.06 [9]	.06 [9]	.29 [9]
Class 529-F-3:
12/31/2024	50.37	.77	12.01	12.78	(.76 )	(4.74)	(5.50)	57.65	25.26	— [6]	.32	.32	1.35
12/31/2023	41.24	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.37	28.81	— [6]	.32	.32	1.65
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)	— [6]	.33	.33	1.75
12/31/2021	44.41	.76	10.33	11.09	(.74 )	(2.98)	(3.72)	51.78	25.31	— [6]	.34	.32	1.54
12/31/2020[7,8]	38.92	.13	5.54	5.67	(.18 )	—	(.18 )	44.41	14.59 [9]	— [6]	.09 [9]	.06 [9]	.30 [9]
Class R-1:
12/31/2024	49.86	.19	11.86	12.05	(.18 )	(4.74)	(4.92)	56.99	23.98	82	1.33	1.33	.34
12/31/2023	40.84	.29	10.89	11.18	(.38 )	(1.78)	(2.16)	49.86	27.54	71	1.34	1.34	.64
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28 )	(1.90)	(2.18)	40.84	(16.17)	62	1.34	1.34	.73
12/31/2021	44.03	.26	10.23	10.49	(.24 )	(2.98)	(3.22)	51.30	24.04	78	1.34	1.34	.52
12/31/2020	39.21	.30	4.95	5.25	(.32 )	(.11 )	(.43 )	44.03	13.63	70	1.35	1.35	.77
Refer to the end of the table for footnotes.

The Investment Company of America	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$49.93	$.18	$11.89	$12.07	$(.17 )	$(4.74)	$(4.91)	$57.09	23.99%	$793	1.35%	1.35%	.32%
12/31/2023	40.91	.28	10.89	11.17	(.37 )	(1.78)	(2.15)	49.93	27.48	690	1.36	1.36	.62
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26 )	(1.90)	(2.16)	40.91	(16.18)	573	1.38	1.38	.70
12/31/2021	44.09	.25	10.24	10.49	(.23 )	(2.98)	(3.21)	51.37	24.02	752	1.36	1.36	.51
12/31/2020	39.26	.29	4.97	5.26	(.32 )	(.11 )	(.43 )	44.09	13.62	659	1.37	1.37	.76
Class R-2E:
12/31/2024	50.19	.35	11.95	12.30	(.34 )	(4.74)	(5.08)	57.41	24.33	118	1.06	1.06	.61
12/31/2023	41.11	.42	10.94	11.36	(.50 )	(1.78)	(2.28)	50.19	27.85	94	1.07	1.07	.91
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39 )	(1.90)	(2.29)	41.11	(15.93)	71	1.07	1.07	1.00
12/31/2021	44.28	.40	10.29	10.69	(.38 )	(2.98)	(3.36)	51.61	24.41	92	1.07	1.07	.80
12/31/2020	39.43	.40	4.99	5.39	(.43 )	(.11 )	(.54 )	44.28	13.94	75	1.08	1.08	1.05
Class R-3:
12/31/2024	50.14	.43	11.95	12.38	(.42 )	(4.74)	(5.16)	57.36	24.54	1,161.91		.91	.76
12/31/2023	41.07	.49	10.93	11.42	(.57 )	(1.78)	(2.35)	50.14	28.05	991.91		.91	1.06
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46 )	(1.90)	(2.36)	41.07	(15.79)	829.92		.92	1.16
12/31/2021	44.24	.47	10.28	10.75	(.45 )	(2.98)	(3.43)	51.56	24.56	1,060.91		.91	.95
12/31/2020	39.40	.46	4.98	5.44	(.49 )	(.11 )	(.60 )	44.24	14.13	956.92		.92	1.20
Class R-4:
12/31/2024	50.21	.60	11.96	12.56	(.59 )	(4.74)	(5.33)	57.44	24.89	1,404.61		.61	1.06
12/31/2023	41.11	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.21	28.46	1,218.62		.62	1.36
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60 )	(1.90)	(2.50)	41.11	(15.56)	1,040.62		.62	1.45
12/31/2021	44.28	.62	10.30	10.92	(.60 )	(2.98)	(3.58)	51.62	24.96	1,440.61		.61	1.25
12/31/2020	39.44	.58	4.98	5.56	(.61 )	(.11 )	(.72 )	44.28	14.48	1,337.62		.62	1.50
Class R-5E:
12/31/2024	50.33	.72	12.00	12.72	(.71 )	(4.74)	(5.45)	57.60	25.16	350.41		.41	1.26
12/31/2023	41.21	.72	10.98	11.70	(.80 )	(1.78)	(2.58)	50.33	28.69	265.42		.42	1.56
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69 )	(1.90)	(2.59)	41.21	(15.38)	189.42		.42	1.67
12/31/2021	44.38	.73	10.32	11.05	(.71 )	(2.98)	(3.69)	51.74	25.21	203.41		.41	1.47
12/31/2020	39.54	.66	4.98	5.64	(.69 )	(.11 )	(.80 )	44.38	14.69	101.42		.42	1.70
Class R-5:
12/31/2024	50.38	.78	12.01	12.79	(.76 )	(4.74)	(5.50)	57.67	25.29	234.31		.31	1.36
12/31/2023	41.25	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.38	28.81	200.32		.32	1.66
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.25	(15.30)	170.32		.32	1.75
12/31/2021	44.41	.77	10.34	11.11	(.75 )	(2.98)	(3.73)	51.79	25.34	225.31		.31	1.55
12/31/2020	39.56	.69	4.99	5.68	(.72 )	(.11 )	(.83 )	44.41	14.82	196.32		.32	1.80
Class R-6:
12/31/2024	50.37	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.65	25.33	24,233.26		.26	1.41
12/31/2023	41.24	.78	11.00	11.78	(.87 )	(1.78)	(2.65)	50.37	28.88	19,196.27		.27	1.71
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.24	(15.26)	15,480.27		.27	1.82
12/31/2021	44.40	.79	10.34	11.13	(.77 )	(2.98)	(3.75)	51.78	25.41	17,044.27		.27	1.61
12/31/2020	39.56	.72	4.97	5.69	(.74 )	(.11 )	(.85 )	44.40	14.85	18,480.27		.27	1.85
Refer to the end of the table for footnotes.

23	The Investment Company of America

Financial highlights (continued)

	Year ended December 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[10]	32%	29%	31%	22%	39%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

The Investment Company of America	24

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Investment Company of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Investment Company of America (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

25	The Investment Company of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Long-term capital gains	$12,339,516,000
Qualified dividend income	100%
Section 163(j) interest dividends	$200,546,000
Corporate dividends received deduction	$1,440,084,000
U.S. government income that may be exempt from state taxation	$143,787,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

26

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

27	The Investment Company of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Investment Company of America	28

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

29	The Investment Company of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Hong T. Le

Hong T. Le,

Treasurer and Principal Financial Officer

Date: March 07, 2025